Other disclosures - Fair value of financial liabilities not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 30,235	€ 24,664		€ 28,428
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,200,636	1,147,415		1,098,230
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,209,181	1,149,709		1,105,156
Other financial liabilities	30,109	24,215		27,839
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	84,793	72,945		52,896
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	132,582	127,991		153,600
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	394,659	445,567		316,448
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,074	442	€ 196	196	€ 86
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	729,729	631,197		735,812
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	942,417	903,101		883,320
Deposits | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	942,397	902,680		883,880
Deposits | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0		0
Deposits | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	245,143	302,414		177,147
Deposits | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	697,254	600,266		706,733
Debt instruments and other financial liabilities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	258,219	244,314		214,910
Debt instruments and other financial liabilities | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	266,784	247,029		221,276
Debt instruments and other financial liabilities | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	84,793	72,945		52,896
Debt instruments and other financial liabilities | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	149,516	143,153		139,301
Debt instruments and other financial liabilities | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 32,475	€ 30,931		€ 29,079